Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	Axon Enterprise, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-16391
Entity Tax Identification Number	86-0741227
Entity Address, Address Line One	17800 N. 85th St.
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85255
City Area Code	1-800
Local Phone Number	978-2737
Title of 12(b) Security	Common Stock, $0.00001 Par Value
Trading Symbol	AXON
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001069183
Amendment Flag	false